DEBT - COMMITTED CREDIT FACILITIES (Details) - Committed credit facilities - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
CREDIT FACILITIES
Total Facilities	CAD 22,091	CAD 21,720
Draws	9,311
Available	12,780
Enbridge Inc.
CREDIT FACILITIES
Total Facilities	8,183	6,988
Draws	4,700
Available	3,483
Enbridge (U.S.) Inc.
CREDIT FACILITIES
Total Facilities	3,934	4,470
Draws	126
Available	3,808
Enbridge Energy Partners, L.P.
CREDIT FACILITIES
Total Facilities	3,525	3,598
Draws	2,293
Available	1,232
Enbridge Gas Distribution Inc.
CREDIT FACILITIES
Total Facilities	1,017	1,010
Draws	360
Available	657
The Fund
CREDIT FACILITIES
Total Facilities	1,500	1,500
Draws	236
Available	1,264
Enbridge Pipelines (Southern Lights) L.L.C.
CREDIT FACILITIES
Total Facilities	27	28
Available	27
Enbridge Pipelines Inc.
CREDIT FACILITIES
Total Facilities	3,000	3,000
Draws	1,032
Available	1,968
Enbridge Southern Lights LP
CREDIT FACILITIES
Total Facilities	5	5
Available	5
Midcoast Energy Partners, L.P.
CREDIT FACILITIES
Total Facilities	900	CAD 1,121
Draws	564
Available	CAD 336